Employee benefits (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2018	March 31, 2017
Gratuity payable	99,120	89,114
Compensated absences	48,360	38,184
	147,480	127,298

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2018, March 31, 2017 and March 31, 2016 consist of the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Service cost	29,577	19,154	16,215
Interest cost	7,518	6,880	6,178
Interest income	(1,418)	(2,667)	(2,590)
	35,677	23,367	19,803

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 2018	March 31, 2017
Present value of projected benefit obligation at the end of the year	131,687	109,826
Funded status of the plans	(32,567)	(20,712)
Recognized (asset) / liability	99,120	89,114

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2018	March 31, 2017	March 31, 2016
Projected benefit obligation at the beginning of the year	109,826	91,801	79,038
Service cost	29,577	19,154	16,215
Interest cost	7,518	6,880	6,178
Remeasurements - Actuarial (gain) / loss	(6,872)	2,250	(1,325)
Benefits paid	(8,362)	(10,259)	(8,305)
Projected benefit obligation at the end of the year	131,687	109,826	91,801

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 2018	March 31, 2017	March 31, 2016
Fair value of plan assets at the beginning of the year	20,712	35,589	33,135
Interest income	1,418	2,667	2,590
Remeasurements – return on plan assets excluding amounts included in interest income	(1,493)	(14,785)	66
Employer contributions	20,292	7,500	8,103
Benefits paid	(8,362)	(10,259)	(8,305)
Fair value of plan assets at the end of the year	32,567	20,712	35,589

Actual return on plan assets	(75)	(12,118)	2,656

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2018, 2017 and 2016 were as follows:

	March 31, 2018		March 31, 2017		March 31, 2016
Discount rate	7.30	% P.a	6.85	% P.a	7.50	% P.a
Long-term rate of compensation increase	7.00	% P.a	7.00	% P.a	7.00	% P.a
Expected long term rate of return on plan assets	7.00	% P.a	7.00	% P.a	8.00	% P.a
Average future working life time	4.38 years		4.39 years		4.40 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2018	March 31, 2017
1 Year	24,983	19,534
2 to 5 years	79,348	66,704
6 to 10 years	56,595	45,103
More than 10 years	34,386	28,171

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets: The Gratuity plan’s weighted-average asset allocation at March 31, 2018 and March 31, 2017, by asset category is as follows:

	March 31, 2018	March 31, 2017
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2018, 2017 and 2016 are as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	-	-
- change in financial assumptions	(2,806)	3,271	1,250
- experience variance	(4,066)	(1,021)	(2,575)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,493	14,784	(66)
	(5,379)	17,034	(1,391)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	125,822	138,070	137,805	125,915